SHARE BASED COMPENSATION - Share-based compensation expense 1 (Details) - shares	6 Months Ended
	Jun. 30, 2021	Oct. 31, 2019	Jul. 01, 2017	Oct. 19, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			1,190,000	1,866,600
Stock options | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants		1,105,300